FINANCIAL RISK MANAGEMENT - Impact on Profit and Equity (Before Tax Effect) of a 10% Strengthening of US Dollar Versus Euro for US Dollar Functional Currency Entities (Details) - 10% strengthening U.S. Dollar/Euro
€ in Millions
12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	€ (4)
Effect on pretax equity	€ 16